Private Placement (Details) - USD ($)	Jun. 26, 2020	Jun. 09, 2020	May 26, 2020	Feb. 12, 2020	Sep. 30, 2020
Private Placement [Member]
Private Placement Warrants [Abstract]
Gross proceeds from issuance of warrants	$ 280,000	$ 800,000	$ 9,200,000	$ 9,200,000
Over-Allotment Option [Member]
Private Placement Warrants [Abstract]
Gross proceeds from issuance of warrants				$ 10,280,000
Class A Common Stock [Member] | Private Placement [Member]
Private Placement Warrants [Abstract]
Number of securities called by each warrant (in shares)				1	1
Warrants exercise price (in dollars per share)				$ 11.50	$ 11.50